Organization, History and Business Activity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 1. Organization, History and Business Activity

Eason Education Kingdom Holdings, Inc. (formerly known as Han Logistics, Inc.) (the "Company") was incorporated under the law of the State of Nevada on July 1, 1999. The Company organized to engage in the business of namely the development, marketing and delivering of logistical analysis, problem solving and other logistics services and general business services. The Company is currently seeking any business opportunities.

On February 12, 2015, Michael Vardakis, the then major shareholder, entered into a Stock Purchase Agreement with Kin Hon Chu ("New Majority Shareholder") wherein Mr. Vardakis sold 8,813,225 shares of the Company's common stock, representing approximately 85% of all issued and outstanding shares to Mr. Chu.

The Company plan to establish education centers in China that provide a high quality, comprehensive six-year education plan beginning at birth with fundamental training and ending with kindergarten education. The Company will provide nursery services; fundamental training with purposeful, play-based art classes and playgroups that address the educational, physical, social, emotional and personal development to older children; and kindergarten classes that will address literacy, mathematics, and the other early years foundation stage ("EYFS") areas of focus. The Company will also provide educational consultation services to assist families in placing their children in desirable elementary schools.

Eason Education Kingdom Holdings, Inc. (formerly known as Han Logistics, Inc.) (the "Company") was incorporated under the law of the State of Nevada on July 1, 1999. The Company organized to engage in the business of namely the development, marketing and delivering of logistical analysis, problem solving and other logistics services and general business services.  The Company is currently seeking any business opportunities.

On February 12, 2015, Michael Vardakis, the then major shareholder, entered into a Stock Purchase Agreement with Kin Hon Chu ("New Majority Shareholder") wherein Mr. Vardakis sold 8,813,225 shares of the Company's common stock, representing approximately 85% of all issued and outstanding shares to Mr. Chu.